Financing Arrangements (Details) - Schedule of Financing Arrangements - USD ($)	Aug. 31, 2023	May 31, 2023
Schedule of Financing Arrangements [Abstract]
Revolving Credit Facility	$ 13,307,415	$ 8,050,227
Term Debt	9,497,983	4,000,000
Notes Payable	22,805,398	12,050,227
Less: Current portion	(14,279,082)	(8,050,227)
Total	$ 8,526,316	$ 4,000,000